Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0025 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	4.48
Maximum Aggregate Offering Price	$ 26,880,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,338.56
Offering Note	(1) Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices per share of Registrant's common stock on October 14, 2026 as reported by The Nasdaq Stock Market. (2) Represents 6,000,000 shares of the Registrant's common stock that may be issued pursuant to stock awards under the Rantizo 2026-2027 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's common stock.